LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

April 30, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549
Attention:  Mark Cowan, Esq.

Re:	Lazard Retirement Series, Inc. (the "Fund")
Registration Statement on Form N-1A (File Nos. 811-08071; 333-22309)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), the Fund hereby certifies that:

(1)	the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 67 to the Fund's Registration Statement on Form N-1A; and

(2)	the text of Post-Effective Amendment No. 67 to the Fund's Registration Statement on Form N-1A was filed electronically on April 16, 2015.

LAZARD RETIREMENT SERIES, INC.

By:  /s/ Tamar Goldstein
        Tamar Goldstein
        Assistant Secretary